CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Equity Attributable to Shareholders of SPI Energy Co.Ltd	Noncontrolling Interest	Total
Balances at Dec. 31, 2016	$ 1	$ 482,533	$ (466,764)	$ (32,744)	$ (16,974)	$ 4,046	$ (12,928)
Balances (in Shares) at Dec. 31, 2016	6,416,652
Net loss			(91,080)		(91,080)	121	(90,959)
Foreign currency translation losses				(1,130)	(1,130)	(66)	(1,196)
Issuance of ordinary shares		6,641			6,641		6,641
Issuance of ordinary shares (shares)	834,020
Share-based compensation expense		798			798		798
Balances at Dec. 31, 2017	$ 1	489,972	(557,844)	(33,874)	(101,745)	4,101	(97,644)
Balances (in Shares) at Dec. 31, 2017	7,250,672
Net loss			(12,282)		(12,282)	23	(12,259)
Foreign currency translation losses				(1,241)	(1,241)	(140)	(1,381)
Disposition of SPI China (HK) Limited		107,867			107,867	7	107,874
Option granted in disposition		1,290			1,290		1,290
Forgiveness of receivable from SPI China (HK) Limited		(536)			(536)		(536)
Share-based compensation expense		2,756			2,756		2,756
Share-based compensation expense (shares)	663,460
Reverse stock split rounding shares
Reverse stock split rounding shares (in shares)	(7)
Balances at Dec. 31, 2018	$ 1	601,319	(570,126)	(35,115)	(3,921)	3,991	70
Balances (in Shares) at Dec. 31, 2018	7,914,125
Net loss			(15,258)		(15,258)	110	(15,148)
Foreign currency translation losses				(412)	(412)	(179)	(591)
Acquisition of noncontrolling interest		2,278			2,278	(1,213)	1,065
Forgiveness of receivable from SPI China (HK) Limited		652			652		652
Issuance of ordinary shares		7,656			7,656		7,656
Issuance of ordinary shares (shares)	6,600,000
Issuance of restricted stock units for services, value		516			516		516
Issuance of restricted stock units for services (shares)	107,000
Share-based compensation expense		305			305		305
Balances at Dec. 31, 2019	$ 1	$ 612,726	$ (585,384)	$ (35,527)	$ (8,184)	$ 2,709	$ (5,475)
Balances (in Shares) at Dec. 31, 2019	14,621,125